NOTE 10 - RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Related Party Transactions
	As of June 30,
	2018	2017
Due from (to) related parties:
Mr. Silong Chen	$-	$1,330,127
Total	$-	$1,330,127